Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Jan. 01, 2012	Jan. 02, 2011
Temporary differences and carryforwards for different year
Deferred Tax Assets, Employee related obligations	$ 3,028	$ 2,211
Deferred Tax Assets, Stock based compensation	1,358	1,225
Deferred Tax Assets, International R&D capitalized for tax	1,509	1,461
Deferred Tax Assets, Reserves & liabilities	1,527	948
Deferred Tax Assets, Income reported for tax purposes	903	691
Deferred Tax Assets, Net operating loss carryforward international	1,183	1,134
Deferred Tax Assets, Miscellaneous international	1,261	1,326
Deferred Tax Assets, Miscellaneous U.S.	817	470
Deferred Tax Assets, Total deferred income taxes	11,586	9,466
Deferred Tax Liabilities, Depreciation	(865)	(769)
Deferred Tax Liabilities, Non-deductible intangibles	(2,997)	(2,725)
Deferred Tax Liabilities, Miscellaneous international	(422)	(106)
Deferred Tax Liabilities, Total deferred income taxes	$ (4,284)	$ (3,600)